LEASES - Components of lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating lease cost	$ 5,089	$ 4,846	$ 4,956
Short-term lease costs	1,115	488	2,189
Amortization of ROU assets	28	152	247
Interests	13	92	66
Total lease costs	6,245	5,578	7,458
Operating cash flows from operating leases	5,132	5,118	4,526
Operating cash flows from financing leases	44	991	290
Financing cash flows from financing leases	13	92	66
ROU assets obtained in exchange for new operating lease liabilities	$ 4,655	$ 10,261	$ 10,060
Weighted-average remaining operating lease term (in years)	3 years 1 month 17 days	3 years 5 months 19 days	6 years 5 months 12 days
Weighted-average remaining financing lease term (in years)	2 years 8 months 19 days	3 years 8 months 19 days	3 years 7 months 24 days
Weighted-average discount rate, operating leases	4.79%	4.92%	5.03%
Weighted-average discount rate, financing leases	5.70%	5.70%	5.44%
Minimum
Remaining lease term of leases	1 year
Maximum
Remaining lease term of leases	5 years